(23) PROVISION FOR TAX, CIVIL AND LABOR RISKS AND ESCROW DEPOSITS	12 Months Ended
Dec. 31, 2019
Provision For Tax Civil And Labor Risks And Escrow Deposits [Abstract]
PROVISION FOR TAX, CIVIL AND LABOR RISKS AND ESCROW DEPOSITS

 (23)  PROVISION FOR TAX, CIVIL AND LABOR RISKS AND ESCROW DEPOSITS

	December 31, 2019		December 31, 2018
	Provision for tax, civil and labor risks	Escrow Deposits	Provision for tax, civil and labor risks	Escrow Deposits

Labor	235,085	96,094	219,314	103,760

Civil	245,464	66,243	281,304	99,604

Tax
FINSOCIAL	-	-	39,727	99,146
Income Tax	7,571	417,664	154,717	401,381
Others	46,255	177,369	195,379	150,472
	53,825	595,033	389,823	650,999

Others	66,401	1	88,920	12

Total	600,775	757,370	979,360	854,374

The changes in the provision for tax, civil, labor and other risks are shown below:

	December 31, 2018	Additions	Reversals	Payments	Monetary Restatements	Adjustment (note 22)	December 31, 2019
Labor	219,314	86,735	(29,967)	(68,927)	27,932	-	235,085
Civil	281,304	107,671	(43,679)	(123,054)	23,223	-	245,464
Tax	389,823	121,146	(55,221)	(276,652)	30,927	(156,198)	53,825
Others	88,920	6,571	(16,420)	(15,518)	2,849	-	66,401
Total	979,360	322,121	(145,288)	(484,153)	84,932	(156,198)	600,775

The provision for tax, civil, labor and other risks was based on the assessment of the risks of losing the lawsuits to which the Company and its subsidiaries are parties, where the likelihood of loss is probable in the opinion of the outside legal counselors and the Management of the Group.

The principal pending issues relating to litigation, lawsuits and tax assessments are summarized below:

a)      Labor: The main labor lawsuits relate to claims filed by former employees or labor unions for payment of salary adjustments (overtime, salary parity, severance payments and other claims).

b)      Civil

Bodily injury – refer mainly to claims for indemnities relating to accidents in the subsidiaries' electrical grids, damage to consumers, vehicle accidents, etc.

Tariff increase – refer to various claims by industrial consumers as a result of tariff increases imposed by DNAEE Administrative Rules 38 and 45, of February 27 and March 4, 1986, when the “Plano Cruzado” economic plan price freeze was in effect.

c)      Tax: this refers to lawsuits in progress at the judicial and administrative levels resulting from the subsidiaries' operations, related to tax matters involving INSS, FGTS, SAT, PIS and COFINS.

d)      Others: The line item of “others” refers mainly to lawsuits involving regulatory matters.

Possible losses

The Group is party to other lawsuits in which Management, supported by its external legal counselors, believes that the chances of a successful outcome are possible, therefore no provision was registered. It is not yet possible to predict the outcome of the courts’ decisions or any other decisions in similar proceedings considered probable or remote.

The claims relating to possible losses, at December 31, 2019 and 2018 were as follows:

	Dec 31, 2019	Dec 31, 2018	Main reasons for claims
Labor	583,348	786,901	Work accidents, risk premium for dangerousness at workplace and overtime
Civil	1,815,143	1,630,630	Personal injury, environmental impacts and overfed tariffs
Tax	4,350,740	3,822,488	Social Contributions and Income tax (note 22)
Tax - others	2,654,331	2,377,101	ICMS, FINSOCIAL, PIS and COFINS
Regulatory	76,404	139,593	Technical, commercial and economic-financial supervisions
Total	9,479,966	8,756,713

(a)   Tax:

(i) There is a discussion about the deductibility for income tax of the expense recognized in 1997 relating to the commitment assumed in regard to the pension plan of employees of the subsidiary CPFL Paulista with Fundação CESP in the estimated amount of R$ 1,478,266 with a linked escrow deposit in the amount of R$ 248,725  Further to such deposit, there are escrow deposits in the amount of R$ 22,264 and financial guarantee (insurance and letters of guarantee), under the terms required by the relevant procedural law.  On May 23, June 6 and September 17, 2019, unfavorable rulings on the special appeal filed by the Company were rendered by the Second Panel of Judges of the Higher Court of Justice (STJ). These rulings have not yet been fully published, and the Company, when it has access to the decision, may evaluate the applicable appeals still at the level of the STJ. Additionally, the Company has an extraordinary appeal in the initial stage at the Federal Supreme Court (STF). Consequently, based on the current stage of the appeal, both at the STJ and at the STF, and based on the opinion of its legal advisors, the Company remains confident in the legal grounds consubstantiating the appeal and will continue to defend its arguments before the judiciary branch, assessing the chances of loss as not probable, there is a new opportunity for the analysis of the case at the Federal Supreme Court (STF), with a constitutional approach with sound bases, indicating possible success in the extraordinary appeals, and will continue to try to avoid possible cash outflows should it be required to replace existing judicial guarantees with cash deposits.

(ii)    In August 2016, the subsidiary CPFL Renováveis received a tax legal proceeding notice in the amount of R$ 327,547 relating to the collection of Withholding Income Tax - IRRF on remuneration of capital gain incurred by parties resident and/or domiciled abroad, arising from the transaction of sale of Jantus SL, in December 2011, which the Company’s management, supported by the opinion of its outside legal counselors, , assessing the chances of loss as not probable.

(iii)   In 2016, the subsidiary CPFL Geração received a tax legal proceeding notice that, summed up and updated, total R$ 482,734 relating to the collection of Corporate Income Tax - IRPJ and Social Contribution on Profit – CSLL relating to calendar year 2011, calculated on the alleged capital gain identified on the acquisition of ERSA Energias Renováveis S.A. and recording of differences from the fair value remeasurement of SMITA Empreendimentos e Participações S.A., company acquired in a downstream merger, which the Company’s management, supported by its outside legal counselors, , assessing the chances of loss as not probable.

(b) Labor:

As regards to labor contingencies, there is discussion about the possibility of changing the inflation adjustment index adopted by the Labor Court. Currently there is a decision of the Federal Supreme Court (STF) that suspends the change taken into effect by the Superior Labor Court (TST), which intended to change the index currently adopted by the Labor Court (“TR”), the IPCA-E. The Supreme Court considered that the TST’s decision entailed an unlawful interpretation and was not compliant with the determination of the effects of prior court decisions, violating its competence to decide on a constitutional matter. In view of such decision, and until there is a final decision by the STF, the index currently adopted by the Labor Court (“TR”) remains valid, which has been acknowledged by the TST (Superior Labor Court) in recent decisions. Accordingly, the management of the Group considers the risk of loss as possible and, as this matter still requires definition by the Courts, it is not possible to reliably estimate the amounts involved. Furthermore, in accordance with Law 13,467/17, of November 11, 2017, TR is the index for inflation adjustment used by the Labor Court since the date the law became effective.

 Based on the opinion of their external legal advisers, Management of the Group and its subsidiaries consider that the registered amounts represent best estimate.